Guarantor statements (Audited) - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes [member]
Supplemental Guarantor Information [line items]
Borrowings outstanding amount	$ 12,350	$ 12,500	$ 8,900
Notes [member] | Bottom of range [member]
Supplemental Guarantor Information [line items]
Interest rate of borrowings	1.375%
Notes [member] | Top of range [member]
Supplemental Guarantor Information [line items]
Interest rate of borrowings	5.90%
UCC and UNUS [member]
Supplemental Guarantor Information [line items]
Ownership percentage	100.00%